Disclosure of detailed information about research and development expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Consulting	$ 0	$ 10,754	$ 18,676
Equipment rental, rent and facility costs	214,024	286,323	284,533
Professional fees	48,268	103,011	123,313
Royalty and other	4,995	39,102	71,239
Wages and salaries	594,660	698,232	705,953
Research and Development Expense	$ 861,947	$ 1,137,422	$ 1,203,716